Deferred Revenues - Summary of Deferred Revenues (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of Deferred Revenue [line items]
Balance at end of last year	¥ 3,061	¥ 3,558
Calling cards		390
Amortization of installation fees	(138)	(208)
Usage of calling cards		(384)
Amortization of government grants	(307)	(295)
Balance at end of year	1,829	3,061
Current portion	375	1,233
Non-current portion	1,454	1,828
Increase (decrease) due to changes in accounting policy [member]
Disclosure of Deferred Revenue [line items]
Balance at end of last year	(787)
Balance at end of year		(787)
Restated balance [member]
Disclosure of Deferred Revenue [line items]
Balance at end of last year	¥ 2,274	3,558
Balance at end of year		¥ 2,274
Current portion			¥ 446